Subsequent Events	12 Months Ended
Oct. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
18.	Subsequent Events
The Company has evaluated subsequent events through the date these financial statements were issued. Except as noted below, the Company concluded that no additional subsequent events have occurred that require disclosure.
On November 30, 2023, the Company granted 385,000 options to purchase common shares in connection with the hiring of the Company’s Chief Financial Officer and Chief Medical Officer, which vest over a four
-year period, and 203,000 options to purchase common shares other various employees, which vest over three
- and
four
-year periods, under the 2023 Plan. All the options granted have an exercise price of $7.66 per share, which is equal to the closing price of the Company’s common stock on the date of the grant.
On December 22, 2023, the Company entered into an Amended and Restated Loan and Security Agreement (the “Amended Loan Agreement”), with Hercules, as agent and lender, and the several banks and other financial institutions or entities from time to time parties thereto (with Hercules, the “Lenders”). The Amended Loan Agreement amends and restates in its entirety that certain Loan and Security Agreement with Hercules dated December 30, 2021 (the “Prior Loan Agreement”). See Note 8.
The Amended Loan Agreement provides for a term loan facility of up to $50 million available in multiple tranches (the “Amended Term Loan”), as follows: (i) an initial term loan advance (the “Tranche 1 Advance”) that was made on the Amended Term Loan closing date of $22.5 million, approximately $8.6 million of which was applied to refinance in full the term loans outstanding under the Prior Loan Agreement, (ii) subject to the achievement of the specified Interim Milestone (the “Interim Milestone”) and satisfaction of certain other conditions precedent, a right of the Company to request that the Lenders make additional term loan advances to the Company in an aggregate principal amount of up to $7.5 million from the achievement of the Interim Milestone through the earlier of (x) 60 days following the Interim Milestone and (y) March 31, 2025, and (iii) an uncommitted tranche subject to the Lenders’ investment committee approval and satisfaction of certain other conditions precedent (including payment of a 0.75% facility charge on the amount borrowed), pursuant to which the Company may request from time to time up to and including the Amortization Date (defined below) that the Lenders make additional term loan advances to the Company in an aggregate principal amount of up to $20.0 million. The Company is are required to pay upon the earlier of January 1, 2028 ( the “Amended Term Loan Maturity Date”) or payment in full of the Amended Term Loans, an end of term fee equal to 5.50% of the aggregate principal amount of the Amended Term Loans. The Company is also required to pay on July 1, 2025 or, if earlier, the date the Company prepays the Amended Term Loans, $0.7 million representing the end of term charge under the Prior Loan Agreement.
The Amended Term Loans mature on January 1, 2028, with no option for extension.
The Amended Term Loan bears cash interest payable monthly at an annual rate equal to the greater of (a) the prime rate of interest as reported in the Wall Street Journal plus 0.75% (capped at 9.75%) and (b) 9.25%. The Amended Term Loan also bears additional payment-in-kind
interest at an annual rate of 1.15%, which is added to the outstanding principal balance of the Amended Term Loan on each monthly interest payment date. Borrowings under the Amended Loan Agreement are repayable in monthly interest-only payments through the “Amortization Date”, which is either: (x) July 1, 2025 or (y) if the Interim Milestone is achieved and there has been no default, January 1, 2026, or (z) if the Interim Milestone and certain clinical milestones are achieved and there has been no default, July 1, 2026. After the Amortization Date, the outstanding Amended Term Loans and interest shall be repayable in equal monthly payments of principal and accrued interest until the Amended Term Loan Maturity Date.
At the Company’s option, the Company may elect to prepay all, but not less than all, of the outstanding Amended Term Loan by paying the entire principal balance and all accrued and unpaid interest thereon plus a prepayment charge of 1.0% to 3.0% of the principal amount being repaid, the rate depending upon the date of repayment.
In connection with the Amended Loan Agreement, the Company granted Hercules a security interest senior to any current and future debts and to any security interest in all of the Company’s right, title, and interest in, to and under all of the Company’s property and other assets, subject to limited exceptions including the Company’s intellectual property.
The Amended Loan Agreement contains negative covenants that, among other things and subject to certain exceptions, could restrict the Company’s ability to incur additional liens, incur additional indebtedness, make investments, including acquisitions, engage in fundamental changes, sell or dispose of assets that constitute collateral, including certain intellectual property, pay dividends or make any distribution or payment on or redeem, retire or purchase any equity interests, amend, modify or waive certain material agreements or organizational documents and make payments of certain subordinated indebtedness. The Amended Loan Agreement also contains certain events of default and representations, warranties and non-financial
covenants of the Company. Beginning from an initial test date of October 1, 2024 (which date can be extended based on certain milestones), the Amended Loan Agreement contains a minimum liquidity covenant requiring the Company to maintain at least 35% of the aggregate outstanding principal as unrestricted cash. This percentage can be lowered based on certain milestones and other events.
In connection with the Amended Loan Agreement, the Company also agreed to issue to the Lenders in connection with each advance of Term Loans warrants (“Lender Warrants”) to purchase that number of the Company’s common shares as shall equal to 2% of the aggregate principal amount of such Term Loan advance divided by the Warrant per share exercise price of $7.21 (which exercise price equals the ten-day
volume weighted average price for the ten (10) trading days preceding the Closing Date and is subject to customary adjustments under the terms of the Warrants). Warrants are exercisable for a period of seven years from issuance.
On the Amended Term Loan Closing Date, the Company issued to the Lenders 62,413 Warrants in connection with the Tranche 1 Advance of the Term Loans. Under the terms of the Amended Loan Agreement, the maximum number of Warrants and resultant underlying common shares of the Company that could be issued is 138,696.

On January 1, 2024, the Company entered into a lease agreement, in which the Company is sub-leasing
approximately 6,450 square feet of office space located at 200 Fifth Avenue, Waltham, MA. The Company will make an aggregate amount of base rental payments of $0.5 million, under the initial term of the le
a
se, which is set to expire on December 30, 2026 and does not have an option to renew.
Subsequent Events after the Original Issuance Date (Unaudited)
Subsequent to the original issuance date and to the date of re-issuance, the Company determined the following events require disclosure:

Private Placement Financing
On February 13, 2024, the Company entered into subscription agreements (collectively, the “2024 Subscription Agreements”) with the investors named therein, for the private placement (the “Private Placement”) of
20,000,000 common shares of the Company (the “Subscribed Shares”), at a price of $
10.00 per share. The aggregate gross proceeds from the Private Placement is $
200 million, before deducting offering expenses of approximately $
12.5 million. The Private Placement closed on February 20, 2024. Pursuant to the 2024 Subscription Agreements, the Company agreed to file a new or amended registration statement with the Securities and Exchange Commission (the “SEC”) within
20 business days after the closing of the Private Placement, subject to certain exceptions for purposes of registering the resale of the Subscribed Shares, and to keep such registration statement effective until the date as specified within the Subscription Agreements.

CEO Transition Agreement
On February 13, 2024, the Company entered into a Transition and Modified Employment Agreement (the “Transition Agreement”) with the Company’s Chief Executive Officer, Jason Hanson, which amends and modifies the CEO’s Employment Agreement dated November 8, 2023 (the “Amended Employment Agreement”). As part of the Transition Agreement, Mr. Hanson was entitled to receive his full 2023 cash bonus on or before March 15, 2024. Under the terms of the Amended Employment Agreement, upon Mr. Hanson’s voluntary resignation or death or disability and subject to execution and non-revocation of a customary release, Mr. Hanson will be entitled to:

(i)	twelve months of continued health insurance benefits,

(ii)	payment of a prorated portion of his 2024 target annual bonus,

(iii)	acceleration and vesting of any then unvested time-based equity awards that would have vested in the twelve-month period following such termination; and

(iv)
extension of the period to exercise his vested equity awards to three years following the later of date of termination of his employment or the date of termination of the Consulting Period (as defined below), but in no event shall the post-termination exercise period of Mr. Hanson’s vested equity awards extend beyond the respective applicable term thereof.

Pursuant to the Amended Employment Agreement, (a) upon the termination of Mr. Hanson’s employment by the Company without Cause (as defined in the Amended Employment Agreement) or by Mr. Hanson for Good Reason (as defined in the Amended Employment Agreement), in addition to the above severance benefits, Mr. Hanson will also be entitled to 12 months’ base salary continuation or, if such even occurs during a change of control period (as described in the Amended Employment Agreement), 18 months’ base salary continuation.

The Transition Agreement further provides that, in the event Mr. Hanson resigns upon the appointment by the Company of a new chief executive officer, Mr. Hanson will be immediately engaged in a consulting role to provide transition services as a Senior Strategic Advisor to the Company for a period of at least six months following the effective date of his resignation (the “Consulting Period”) in exchange for a monthly fee of $25,000 for the initial six-month Consulting Period, and $500 per hour thereafter, provided that Mr. Hanson need not devote more than fifteen (15) hours per week to providing such transition services.
As a result of Transition Agreement, the 1,216,266
stock option awards issued to the CEO were modified to allow for an extended exercise period described above. The modification is expected to result in an incremental share-based compensation expense to be recorded upon the effective date of the Transition Agreement.
Cashless Warrant Exercises
Through February 22, 2024, 617,143 of the Company’s public common shares warrants were exercised by investors on a cashless basis, resulting in the issuance of 175,475 common shares. The number of common shares to be issued upon the cashless exercise is equal to the quotient obtained by dividing (x) the product of the number of shares underlying the warrants, multiplied by the excess of the “Fair Market Value” over the warrant exercise price of

$
11.50
by (y) the Fair Market Value. The Fair Market Value is the volume weighted average price of the shares for the ten (
10
) trading day period ending on the trading day prior to the date that notice of exercise is received by the Company’s Warrant Agent from the holder or its broker or intermediary.